Loss per share - Narrative (Details) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Earnings per share [line items]
Issued common shares (in shares)	137,774,851	146,399,347
Treasury shares
Earnings per share [line items]
Issued common shares (in shares)	2,098,958
Outstanding common shares (in shares)	2,098,958
Stock options and awards
Earnings per share [line items]
Number of potential ordinary shares that are antidilutive in period presented (in shares)	17,312,990	15,755,632